Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parenthetical) - USD ($)	Dec. 18, 2025	Sep. 18, 2025	May 08, 2025	Nov. 30, 2024
Number of ordinary shares subject to forfeiture		750,000
Number of ordinary shares subject not to forfeiture	750,000
Founder shares held		5,750,000
Issuance of ordinary shares to sponsor
Ordinary Shares
Forfeited shares	750,000	750,000
Issuance of ordinary shares to sponsor			$ 6,571,429
Aggregate ordinary shares			5,750,000